Property, Plant and Equipment - Movements in right-of-use assets (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Statement [Line Items]
Right-of-use assets	R$ 7,905,591
Towers [member]
Statement [Line Items]
Right-of-use assets	7,159,657
Site [member]
Statement [Line Items]
Right-of-use assets	386,125
Stores [member]
Statement [Line Items]
Right-of-use assets	99,138
Vehicles [member]
Statement [Line Items]
Right-of-use assets	191,507
Real estate [member]
Statement [Line Items]
Right-of-use assets	69,164
Gross carrying amount [member]
Statement [Line Items]
Initial adoption of IFRS 16	8,167,932
Contractual changes	520,809
Additions	283,494
Write-offs	(136,734)
Right-of-use assets	8,835,501
Gross carrying amount [member] | Towers [member]
Statement [Line Items]
Initial adoption of IFRS 16	7,353,507
Contractual changes	500,690
Additions	65,559
Write-offs	(35,836)
Right-of-use assets	7,883,920
Gross carrying amount [member] | Site [member]
Statement [Line Items]
Initial adoption of IFRS 16	521,523
Contractual changes	6,614
Additions	29,008
Write-offs	(82,091)
Right-of-use assets	475,054
Gross carrying amount [member] | Stores [member]
Statement [Line Items]
Initial adoption of IFRS 16	117,480
Contractual changes	6,680
Additions	13,555
Write-offs	(8,701)
Right-of-use assets	129,014
Gross carrying amount [member] | Vehicles [member]
Statement [Line Items]
Initial adoption of IFRS 16	93,615
Additions	174,455
Write-offs	(8,804)
Right-of-use assets	259,266
Gross carrying amount [member] | Real estate [member]
Statement [Line Items]
Initial adoption of IFRS 16	81,807
Contractual changes	6,825
Additions	917
Write-offs	(1,302)
Right-of-use assets	88,247
Accumulated depreciation and amortisation [member]
Statement [Line Items]
Depreciation expenses	(952,225)
Write-offs	22,315
Right-of-use assets	(929,910)
Accumulated depreciation and amortisation [member] | Towers [member]
Statement [Line Items]
Depreciation expenses	(737,439)
Write-offs	13,176
Right-of-use assets	(724,263)
Accumulated depreciation and amortisation [member] | Site [member]
Statement [Line Items]
Depreciation expenses	(92,896)
Write-offs	3,967
Right-of-use assets	(88,929)
Accumulated depreciation and amortisation [member] | Stores [member]
Statement [Line Items]
Depreciation expenses	(31,456)
Write-offs	1,580
Right-of-use assets	(29,876)
Accumulated depreciation and amortisation [member] | Vehicles [member]
Statement [Line Items]
Depreciation expenses	(70,787)
Write-offs	3,028
Right-of-use assets	(67,759)
Accumulated depreciation and amortisation [member] | Real estate [member]
Statement [Line Items]
Depreciation expenses	(19,647)
Write-offs	564
Right-of-use assets	R$ (19,083)